Santander Group - Sale of Banco Popular's real estate business (Details) € in Billions	Mar. 22, 2018 EUR (€)
Banco Popular real estate business
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	49.00%
Banco Popular real estate business | Blackstone Fund
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	51.00%
Value of Spanish assets	€ 10
Aliseda Servicios De Gestion Inmobiliaria, S.L. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%